Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
              Ameritas Life Insurance Corp. Separate Account LLVL
                             ("Separate Accounts")

                                 Supplement to:
                Ameritas Low-Load(R) Variable Universal Life and
            Ameritas Low-Load(R) Survivorship Variable Universal Life
                         Prospectuses Dated May 1, 2008

                    Ameritas No Load Variable Annuity (4080)
                          Prospectus Dated May 1, 2010

                    and Statements of Additional Information

                          Supplement Dated May 2, 2012


On May 2, 2012, the members of UNIFI(R) Mutual Holding Company ("UNIFI(R)") approved an amendment to change the company's name to "Ameritas Mutual Holding Company." Therefore, all references to UNIFI(R) Mutual Holding Company in your prospectus, supplements, and Statement of Additional Information are changed to Ameritas Mutual Holding Company. The short cite for the new company name is "Ameritas;" therefore, all references to UNIFI(R) are changed to Ameritas.


All other provisions of your Policy remain as stated in your Policy, prospectus, supplements, and Statement of Additional Information.


       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.